Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—40.8%
	AUSTRALIAN DOLLAR—0.4%
	Sovereign—0.4%
260,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 171,742
260,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	149,058
	TOTAL	320,800
	BRAZILIAN REAL—0.3%
	Sovereign—0.3%
1,500,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	260,803
	BRITISH POUND—5.4%
	Sovereign—5.4%
600,000	United Kingdom, Government of, 3.250%, 1/22/2044	667,420
560,000	United Kingdom, Government of, 4.250%, 12/7/2027	744,364
650,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	867,167
390,000	United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	418,108
370,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	446,842
880,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	667,882
310,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	418,161
	TOTAL	4,229,944
	CANADIAN DOLLAR—1.5%
	Sovereign—1.5%
160,000	Canada, Government of, 4.000%, 6/1/2041	129,891
635,000	Canada, Government of, 5.750%, 6/1/2033	565,528
315,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	262,336
350,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	256,691
	TOTAL	1,214,446
	EURO—23.6%
	Oil & Gas—0.8%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	633,855
	Sovereign—22.8%
110,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	119,501
550,000	Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	547,749
618,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	608,137
1,095,000	France, Government of, 0.500%, 5/25/2025	1,188,359
240,000	France, Government of, 2.750%, 10/25/2027	266,624
840,000	France, Government of, 5.750%, 10/25/2032	1,122,513
520,000	France, Government of, Bond, 4.500%, 4/25/2041	663,917
390,000	France, Government of, O.A.T., 5.500%, 4/25/2029	483,577
600,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	636,183
300,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2038	259,975
370,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	315,627
225,000	Germany, Government of, 2.500%, 7/4/2044	246,847
600,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	807,028
840,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	878,470
200,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	218,526
620,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	569,923
300,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	330,431

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
400,000	Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	$ 447,710
490,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	481,729
1,210,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,428,192
500,000	Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	503,574
620,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	671,531
1,100,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	1,065,329
725,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	802,795
420,000	Spain, Government of, 4.200%, 1/31/2037	508,947
540,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	429,544
890,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	957,320
690,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	732,025
610,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	642,086
120,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	131,349
	TOTAL	18,065,518
	TOTAL EURO	18,699,373
	JAPANESE YEN—7.9%
	Sovereign—7.9%
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,407,760
365,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,568,982
63,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	426,990
125,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	676,423
165,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	1,173,205
	TOTAL	6,253,360
	MEXICAN PESO—0.2%
	Sovereign—0.2%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	166,631
	NEW ZEALAND DOLLAR—1.5%
	Sovereign—1.5%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	577,408
1,000,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	623,542
	TOTAL	1,200,950
	TOTAL BONDS (IDENTIFIED COST $33,049,664)	32,346,307
	REPURCHASE AGREEMENTS—5.2%
$ 4,152,000	Interest in $650,000,000 joint repurchase agreement, 5.32% dated 8/30/2024 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $650,384,222 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2041 and the market value of those underlying securities was $663,391,920. (IDENTIFIED COST $4,152,000)	4,152,000
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
202,500	USD CALL/CHF PUT, UBS, Notional Amount $202,500, Exercise Price $0.891, Expiration date 9/18/2024 (IDENTIFIED COST $1,766)	13
	INVESTMENT COMPANY—52.3%
4,788,535	Emerging Markets Core Fund (IDENTIFIED COST $41,190,629)	41,468,710
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $78,394,059)	$77,967,030
	OTHER ASSETS AND LIABILITIES - NET—1.7%[1]	1,319,992
	TOTAL NET ASSETS—100%	$79,287,022

At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
Euro-Bund Long Futures	4	$592,096	September 2024	$7,094
Euro-Schatz Long Futures	10	$1,174,266	September 2024	$8,851
United Kingdom Gilt Long Futures	3	$388,869	December 2024	$74
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,019
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,810,854 and $290,747, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
UBS Securities LLC	USD CALL/MXN PUT	(125,000)	$125,000	9/26/2024	$18.838	$(6,320)
Put Options:
UBS Securities LLC	USD PUT/CHF CALL	(202,500)	$202,500	9/18/2024	$0.852	$(1,940)
(PREMIUMS RECEIVED $4,379)						$(8,260)
The average market value of purchased put and call options held by the Fund throughout the period was $2,376 and $9,702, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
The average market value of written put and call options held by the Fund throughout the period was $1,687 and $1,102, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2024	Morgan Stanley	$100,000	549,950 BRL	$2,455
9/5/2024	Bank of America	$106,250	3,694,950 TRY	$(1,538)
9/5/2024	State Street	$42,500	769,995 MXN	$3,433
9/17/2024	Bank of America	261,242 AUD	$177,229	$(332)
9/17/2024	Bank of America	118,760 CHF	$133,256	$6,734
9/17/2024	Bank of America	3,390,908 MXN	$179,253	$(7,530)
9/17/2024	Barclays	547,720 CAD	$405,507	$1,138
9/17/2024	Barclays	6,554,678 MXN	$342,942	$(11,000)
9/17/2024	BNP Paribas	4,327,417 MXN	$239,797	$(20,648)
9/17/2024	BNY Mellon	187,928 AUD	$127,129	$124
9/17/2024	Credit Agricole	142,746 AUD	$95,223	$1,435
9/17/2024	Goldman Sachs	296,083 GBP	$390,795	$(1,888)
9/17/2024	JPMorgan	155,946 CHF	$183,970	$(148)
9/17/2024	Morgan Stanley	299,127 CAD	$218,228	$3,854
9/17/2024	Morgan Stanley	395,612 CAD	$290,771	$2,945
9/17/2024	Morgan Stanley	88,575 CHF	$99,999	$4,411
9/17/2024	Morgan Stanley	568,649 EUR	$616,228	$12,845
9/17/2024	Morgan Stanley	756,028 EUR	$823,273	$13,090
9/17/2024	Morgan Stanley	1,020,066 EUR	$1,140,355	$(11,896)
9/17/2024	Morgan Stanley	164,161 GBP	$209,906	$5,721
9/17/2024	Morgan Stanley	217,893 GBP	$280,712	$5,492
9/17/2024	Morgan Stanley	41,974,119 JPY	$270,932	$16,899
9/17/2024	Morgan Stanley	72,157,986 JPY	$497,680	$(2,868)
9/20/2024	UBS	$68,850	60,939 CHF	$(3,007)
9/20/2024	UBS	$63,750	56,124 CHF	$(2,430)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/15/2024	Bank of America	$200,000	3,620,509 MXN	$17,449
10/15/2024	BNP Paribas	$1,400,000	1,233,527 CHF	$(59,055)
10/15/2024	BNY Mellon	993,103 AUD	$670,797	$2,104
10/15/2024	BNY Mellon	600,000 AUD	$399,376	$7,168
10/15/2024	Citibank	786,207 AUD	$520,357	$12,356
10/15/2024	Citibank	1,200,000 CHF	204,085,320 JPY	$14,026
10/15/2024	Goldman Sachs	$350,000	1,378,093 PLN	$(5,468)
10/15/2024	HSBC	3,900,000 BRL	$686,727	$1,730
10/15/2024	JPMorgan	650,000 EUR	7,549,349 SEK	$(17,016)
10/15/2024	JPMorgan	$700,000	610,490 CHF	$(22,107)
10/15/2024	JPMorgan	$1,400,000	207,830,084 JPY	$(31,160)
10/15/2024	JPMorgan	$1,000,000	148,242,720 JPY	$(20,829)
10/15/2024	Morgan Stanley	620,690 AUD	$418,382	$2,181
10/15/2024	Morgan Stanley	400,000 CNY	$56,167	$544
10/15/2024	Morgan Stanley	$240,000	212,306 CHF	$(11,122)
10/15/2024	Morgan Stanley	$700,000	2,746,318 PLN	$(8,392)
10/15/2024	Morgan Stanley	$850,000	131,405,971 JPY	$(54,888)
10/15/2024	Morgan Stanley	$950,000	144,206,913 JPY	$(43,038)
10/15/2024	Morgan Stanley	$700,000	13,277,846 MXN	$30,514
10/15/2024	Standard Chartered Bank	$170,000	6,176,670 TRY	$(1,506)
10/15/2024	State Street	2,100,000 AUD	1,179,496 CHF	$27,758
Contracts Sold:
9/3/2024	Morgan Stanley	$100,000	566,730 BRL	$521
9/5/2024	Bank of America	$42,500	1,518,270 TRY	$1,790
9/5/2024	Bank of America	$63,750	2,257,069 TRY	$2,092
9/5/2024	JPMorgan	$42,500	779,487 MXN	$(2,951)
9/17/2024	Bank of America	1,081,854 MXN	$60,172	$5,384
9/17/2024	Barclays	261,242 AUD	$176,005	$(891)
9/17/2024	BNY Mellon	29,690 CHF	$33,531	$(1,466)
9/17/2024	BNY Mellon	155,946 CHF	$183,702	$(120)
9/17/2024	BNY Mellon	189,007 EUR	$206,302	$(2,789)
9/17/2024	Citibank	54,473 GBP	$70,473	$(1,078)
9/17/2024	Credit Agricole	142,746 AUD	$96,352	$(307)
9/17/2024	Credit Agricole	3,390,908 MXN	$186,195	$14,472
9/17/2024	HSBC	3,245,563 MXN	$180,558	$16,196
9/17/2024	JPMorgan	140,946 AUD	$95,377	$(63)
9/17/2024	JPMorgan	395,612 CAD	$291,277	$(2,439)
9/17/2024	Morgan Stanley	46,982 AUD	$31,929	$116
9/17/2024	Morgan Stanley	547,720 CAD	$403,459	$(3,187)
9/17/2024	Morgan Stanley	89,070 CHF	$100,283	$(4,709)
9/17/2024	Morgan Stanley	568,649 EUR	$617,825	$(11,249)
9/17/2024	Morgan Stanley	567,021 EUR	$617,672	$(9,601)
9/17/2024	Morgan Stanley	1,020,066 EUR	$1,136,997	$8,539
9/17/2024	Morgan Stanley	164,161 GBP	$210,585	$(5,041)
9/17/2024	Morgan Stanley	296,083 GBP	$388,497	$(410)
9/17/2024	Morgan Stanley	72,157,986 JPY	$496,187	$1,375
9/17/2024	Morgan Stanley	6,554,678 MXN	$335,829	$3,886
9/17/2024	State Street	299,127 CAD	$219,776	$(2,305)
9/17/2024	State Street	88,575 CHF	$99,537	$(4,872)
9/17/2024	State Street	163,420 GBP	$210,924	$(3,729)
9/17/2024	State Street	41,974,119 JPY	$263,822	$(24,009)
9/20/2024	UBS	$68,850	61,843 CHF	$4,074

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
9/20/2024	UBS	$63,750	56,379 CHF	$2,731
10/15/2024	BNP Paribas	$800,000	116,737,096 JPY	$3,875
10/15/2024	BNP Paribas	$170,000	6,178,694 TRY	$1,562
10/15/2024	BNY Mellon	1,575,000 AUD	894,506 CHF	$(9,128)
10/15/2024	Citibank	1,200,000 CHF	203,270,040 JPY	$(19,640)
10/15/2024	Citibank	650,000 EUR	7,574,551 SEK	$19,476
10/15/2024	Credit Agricole	$7,070,000	1,102,056,824 JPY	$518,985
10/15/2024	JPMorgan	700,000 EUR	$768,658	$(6,759)
10/15/2024	JPMorgan	$700,000	614,513 CHF	$26,866
10/15/2024	JPMorgan	$1,000,000	148,164,840 JPY	$20,293
10/15/2024	Morgan Stanley	525,000 AUD	297,387 CHF	$(3,967)
10/15/2024	Morgan Stanley	1,900,000 NZD	$1,158,008	$(29,956)
10/15/2024	Morgan Stanley	$1,400,000	1,218,938 CHF	$41,799
10/15/2024	Morgan Stanley	$425,000	66,227,049 JPY	$31,053
10/15/2024	Morgan Stanley	$400,000	59,570,904 JPY	$10,217
10/15/2024	Morgan Stanley	$700,000	103,841,731 JPY	$15,075
10/15/2024	Morgan Stanley	$700,000	13,269,538 MXN	$(30,933)
10/15/2024	State Street	3,000,000 AUD	$2,037,372	$4,652
10/15/2024	State Street	1,200,000 BRL	$218,843	$7,010
10/15/2024	State Street	3,900,000 BRL	$683,451	$(5,006)
10/15/2024	State Street	$900,000	3,558,671 PLN	$17,932
10/15/2024	UBS	$200,000	3,989,097 MXN	$1,135
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$453,041
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $372,243 and $309,650, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and the value of Written Option Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2023	$11,400,353
Purchases at Cost	$27,977,251
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$2,091,106
Net Realized Gain/(Loss)	$—
Value as of 8/31/2024	$41,468,710
Shares Held as of 8/31/2024	4,788,535
Dividend Income	$1,564,598
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. At August 31, 2024, EMCOR represents 52.3% of the Fund’s net assets. Therefore the performance of the Fund is directly affected by the performance of EMCOR. Federated Hermes, Inc. receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”)
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$32,346,307	$—	$32,346,307
Repurchase Agreements	—	4,152,000	—	4,152,000
Purchased Call Options	—	13	—	13
Investment Company	41,468,710	—	—	41,468,710
TOTAL SECURITIES	$41,468,710	$36,498,320	$—	$77,967,030
Other Financial Instruments:
Assets
Futures Contracts	$16,019	$—	$—	$16,019
Foreign Exchange Contracts	—	977,512	—	977,512
Liabilities
Written Call Options	—	(6,320)	—	(6,320)
Written Put Options	—	(1,940)	—	(1,940)
Foreign Exchange Contracts	—	(524,471)	—	(524,471)
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,019	$444,781	$—	$460,800

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
TRY	—Turkish Lira
USD	—United States Dollar